GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Goodwill (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Balance, beginning of period	$ 58,037	$ 44,257	$ 24,645
Additions due to acquisitions (Note 3)	0	13,780	19,612
Balance, end of period	$ 58,037	$ 58,037	$ 44,257